Finance Expense	12 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Finance Expense	Finance Expense

	2021 £’000	2020 £’000	2019 £’000
Running costs related to our revolving credit facility	£863	£809	£248
Interest payable on leases	1,176	1,066	3
Interest payable on leased vehicles	2	—	—
Foreign exchange loss	6,546	—	—
Other interest expense	416	16	94
Fair value movement of financial liabilities	302	49	5,954
Total	£9,305	£1,940	£6,299